Other Non-financial Liabilities - Summary of Estimated Use of Liability (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other non-financial liabilities [line items]
Liabilities –“Quiero!” Customers Loyalty Program	$ 16,527,246,046	$ 17,320,427,795
Quiero
Disclosure of other non-financial liabilities [line items]
Liabilities –“Quiero!” Customers Loyalty Program	4,537,699
Up to 12 Months | Quiero
Disclosure of other non-financial liabilities [line items]
Liabilities –“Quiero!” Customers Loyalty Program	2,384,313
Up to 24 Months | Quiero
Disclosure of other non-financial liabilities [line items]
Liabilities –“Quiero!” Customers Loyalty Program	1,165,170
Over 24 Months | Quiero
Disclosure of other non-financial liabilities [line items]
Liabilities –“Quiero!” Customers Loyalty Program	$ 988,216